Investment Risks - Innovator International Developed Managed Floor ETF	Nov. 20, 2025
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Member]
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Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Investment Strategy Risk [Member]
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Investment Strategy Risk.    The Fund is subject to certain unique risks in light of its investment strategy, as detailed below.

Hedging Strategy Risk.    The Fund seeks to provide risk-managed investment exposure to the Equity Portfolio through its hedging strategy on the International Developed Index. In doing so, there is no guarantee that the Fund will be successful in implementing its strategy to provide hedged market exposure. The Fund does not provide principal protection or non-principal protection, and an investor may experience significant losses on its investment, including the loss of its entire investment. In a market environment where the Equity Portfolio Index is generally appreciating, the Fund may underperform the International Developed Index and/or similarly situated funds. In order to provide the sought-after protection against decreases in the Equity Portfolio, the Fund sells call option contracts that reference the International Developed Index, which will negatively impact the Fund’s performance in a market environment where the International Developed Index appreciates. Any Fund underperformance may also be a result of management risk. Additionally, the Fund’s portfolio managers also implement an optimized equity strategy in order to substantially replicate the returns of the Equity Portfolio

Index. To the extent that the returns of the Equity Portfolio do not align with the price returns of the International Developed Index, the Fund may not be successful in implementing the sought-after floors implemented by the Options Portfolio. The Fund uses option contracts that utilize different reference assets in order to manage the Fund in a tax-efficient manner. While the reference assets provide substantially similar returns, in doing so, the Fund is subjected to risks that the reference assets may produce different investment results. If this were to occur, the Fund’s investment strategy may not effectively be implemented.

Floor Risk.    There can be no guarantee that the Fund will be successful in implementing its strategy to provide sought-after protection against significant losses in the Equity Portfolio by implementing the sought-after floor. A shareholder may lose its entire investment. There could be material differences between the returns of the Equity Portfolio and the Fund’s exposure to the International Developed Index through the Options Portfolio. To the extent such disconnect occurs, the Options Portfolio may be unsuccessful in providing the sought-after floors, which are not guaranteed. Accordingly, investors could suffer losses the Options Portfolio is designed to prevent. The sought-after floors are provided by virtue of the Fund’s put option contracts, which are laddered with different expiration dates. Because the Fund ladders its option contracts and the Fund’s put option contracts will have different terms (including expiration dates), different tranches of put option contracts may produce different returns, the effect of which may be to reduce the Fund’s sought-after protection. Further, because of the structure of these option contracts, the sought-after floor provided by any single put option contract will not be fully in-effect until the expiration date of the put option contract. Therefore, at any given moment the Fund may not receive the benefit of the sought-after protection on losses that could be available from an Options Portfolio with a single expiration date. In connection with each of the put option contracts, investors will be subject to all losses experienced by the Equity Portfolio up to 10% on a one-to-one basis. Additionally, while the Fund’s put option contracts each seek to provide a sought-after 10% maximum loss, given market conditions at the time of entering into the option contracts, the sought-after 10% floor may not always be achievable. When the put option contracts of one tranche “rolls” after its expiration, there is no guarantee that market conditions will be such that the Fund will be able to replace such expiring put option contracts with new put option contracts that produce the sought-after 10% floor.

Upside Participation Risk.    There can be no guarantee that the Fund will be able to produce upside returns that correlate to increases of the Equity Portfolio Index over time. Because the Fund uses an optimized investment strategy in the implementation of the Equity Portfolio, the Fund will weight securities differently than the Equity Portfolio Index, which may cause the Fund to underperform or overperform the Equity Portfolio Index based on those different weightings. Additionally, the Fund’s sold call option contracts effectively sell potential upside of the International Developed Index in return for a premium received, which could have a negative impact on the Fund’s performance. In a market environment where the International Developed Index appreciates beyond the strike price of the sold call option contracts, the Fund could underperform. The Fund uses near term expiration dates for the sold call option contracts to minimize the likelihood of this occurrence, however the success of this strategy is not guaranteed.

Concentration Risk.    The Fund will concentrate in the securities of a particular industry or group of industries to the same extent as the Equity Portfolio Index. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

Large Capitalization Companies Risk.    The Fund, directly through the Equity Portfolio and indirectly through the Options Portfolio, has significant exposure to large capitalization companies. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Non-U.S. Securities Risk.    The Fund, directly through the Equity Portfolio and indirectly through the Options Portfolio, has significant exposure to non-U.S. securities. An investment in securities of non-U.S. companies involves risks not associated with domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, different legal or accounting standards, and less government supervision and regulation of securities exchanges in foreign countries.

Asia Risk.    The Fund, directly through the Equity Portfolio and indirectly through the Options Portfolio, has significant exposure to securities of Asian issuers and therefore is subject to certain risks specifically associated with investments in the securities of Asian issuers. Many Asian economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. Some Asian economies are highly dependent on trade, and economic conditions in other countries within and outside Asia can impact these economies. Certain of these economies may be adversely affected by trade or policy disputes with its major trade partners. There is also a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Certain Asian countries have experienced and may in the future experience expropriation and nationalization of assets, confiscatory taxation, currency manipulation, political instability, armed conflict and social instability as a result of religious, ethnic, socio-economic and/or political unrest. In particular, escalated tensions involving North Korea and any outbreak of hostilities involving North Korea could have a severe adverse effect on Asian economies. Governments of certain Asian countries have exercised, and continue to exercise, substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies, including the largest in the country. Accordingly, government actions could have a significant effect on the issuers of the Fund’s securities or on economic conditions generally.

Europe Risk.    The Fund, directly through the Equity Portfolio and indirectly through the Options Portfolio, has significant exposure to securities of European issuers and therefore is subject to certain risks specifically associated with investments in the securities of European issuers. Political or economic disruptions in European countries, even in countries in which the Fund is not invested, may adversely affect security values and thus the Fund’s holdings. A significant number of countries in Europe are member states in the European Union (the “EU”), and the member states no longer control their own monetary policies by directing independent interest rates for their currencies. In these member states, the authority to direct monetary policies, including money supply and official interest rates for the Euro, is exercised by the European Central Bank. In a 2016 referendum, the United Kingdom elected to withdraw from the EU (commonly referred to as “Brexit”). Brexit led to volatility in global financial markets, in particular those of the United Kingdom and across Europe, and the weakening in political, regulatory, consumer, corporate and financial confidence in the United Kingdom and Europe. Given the size and importance of the United Kingdom’s economy, uncertainty or unpredictability about its legal, political and/or economic relationships with Europe has been, and may continue to be, a source of instability and could lead to significant currency fluctuations and other adverse effects on international markets and international trade even under the post-Brexit trade guidelines. As the second largest economy among EU members, the implications of the United Kingdom’s withdrawal are difficult to gauge and cannot be fully known. Its departure may negatively impact the EU and Europe as a whole by causing volatility within the EU, triggering prolonged economic downturns in certain European countries or sparking additional member states to contemplate departing the EU (thereby perpetuating political instability in the region). The uncertainty surrounding Brexit could negatively impact current and future economic conditions in the United Kingdom and other countries, which could negatively impact the value of the investments (and therefore the Fund).

Japan Risk.    The Fund, directly through the Equity Portfolio and indirectly through the Options Portfolio, has significant exposure to securities of Japanese issuers and therefore is subject to certain risks specifically associated with investments in the securities of Japanese issuers. The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. Japan’s economy is characterized by government intervention and protectionism, reliance on oil imports, an unstable financial services sector and relatively high unemployment. Since 2000, Japan has experienced relatively low economic growth, and it may remain low in the future. Its economy is heavily dependent on international trade and has been adversely affected by trade tariffs and competition from emerging economies. As such, economic growth is heavily dependent on continued growth in international trade, relatively low commodities prices, government support of the financial services sector and other government policies. Any changes or trends in these economic factors could have a significant impact on Japan’s markets overall and may negatively affect the Fund’s investments. Japan’s economy and equity market also share a strong correlation with U.S. markets and the Japanese economy may be affected by economic problems in the U.S. Japan’s geography also subjects it to an increased risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, all of which could negatively impact the Fund’s investments.

Currency Risk.    The Fund invests in non-U.S. securities, which may include investments denominated in a non-U.S. currency and therefore subjects the Fund to currency exchange rate risks. The value of the Fund’s investments (and therefore the value of the Fund) could change based on changes in currency exchange rates. The Fund’s NAV could therefore decline based on changes in the value of currencies or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably.

Equity Securities Risk.    The Fund has exposure to the equity securities markets because it holds equity securities directly in the Equity Portfolio and has exposure to equity securities indirectly through the Options Portfolio. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of Shares will fluctuate with changes in the value of the securities in the Equity Portfolio, subject to the Fund’s hedging strategy.

Derivatives Risk [Member]
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Derivatives Risk.    The Fund utilizes derivative instruments, specifically, option contracts. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms, which can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price. In addition to the foregoing, the Fund is subject to the following risks associated with its use of derivative instruments:

Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Sub-Adviser’s rules-based strategy to effectively mitigate downside risk of the Fund. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest rates, including the implied volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of option contracts also depends on the Fund’s ability to terminate its option contracts at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an advantageous price. In addition, the value of the options contracts utilized by the Fund may not increase or decrease at the same rate as the reference asset on a day-to-day basis (although they generally move in the same direction). However, as an option contract approaches its expiration date, its value typically increasingly moves with the value of the reference asset. The Fund enters into option contracts in accordance with Rule 18f-4 under the 1940 Act (“Rule 18f-4”). Accordingly, the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the sought-after floor.

FLEX Options Risk.    The Fund may utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless.

Clearing Member Default Risk.    Transactions in some types of derivatives, including the Fund’s usage of exchange-listed option contracts, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the Options Clearing Corporation (the “OCC”), rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through its accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Correlation Risk.    The put option contracts held by the Fund, which provide the sought-after floors, will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the option contracts will be determined based upon market quotations or using other recognized pricing methods. The value of the option contracts prior to the expiration date may vary because of related factors other than the value of the underlying reference assets of the option contracts. Factors that may influence the value of the option contracts include interest rate changes and implied volatility levels of underlying reference assets of the option contracts, among others.

Counterparty Risk.    The Fund invests in exchange-listed option contracts, which subjects it to counterparty risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. In the event that the counterparty becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Cyber Security Risk [Member]
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Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Investment Objective Risk [Member]
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Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of option contracts, (ii) if the Fund is unable to maintain the proportional relationship based on the number of option contracts in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes or interpretations affecting the treatment of option contracts.

Liquidity Risk [Member]
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Liquidity Risk.    The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. If a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. In the event that trading in the underlying options contracts is limited or absent, the value of the Fund’s options contracts may decrease. There is no guarantee that a liquid secondary trading market will exist for the options contracts. The trading in options contracts may be less deep and liquid than the market for certain other securities. In a less liquid market for the options contracts, terminating the options contracts may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the options contracts, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the options contracts and the value of your investment.

Management Risk [Member]
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Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective. The Sub-Adviser’s evaluations and assumptions regarding investments, interest rates, inflation, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

Market Risk [Member]
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Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of option contracts or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. The value of Shares may also decline as a result of market conditions. Factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of Shares. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Market Underperformance Risk [Member]
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Market Underperformance Risk.    The Fund’s investment strategy may cause the Fund to underperform the Equity Portfolio Index and/or similarly situated funds. The underperformance may be a result of management risk or the implementation of the Fund’s investment strategy, including, but not limited to, differing weights of the equity securities in the Equity Portfolio versus that of the Equity Portfolio Index and the impact of the Fund’s sold call options in rapidly appreciating market environments.

New Fund Risk [Member]
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New Fund Risk.    The Fund is new and currently has fewer assets than larger funds, and like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Additionally, because the Fund has fewer assets than larger funds over which to spread its fixed costs, its expense levels on a percentage basis will be higher than that of a larger fund.

Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk.    High portfolio turnover may result in increased transaction costs to the Fund, including brokerage commissions, dealer markups and other transaction costs on the sale of the securities and on reinvestment in other securities.

Risks Associated with ETFs [Member]
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Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread (the difference between the price that someone is willing to pay for Shares at a specific point in time versus the price at which someone is willing to Sell) on Shares may widen.

Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only in-kind. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A Fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute these gains to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Fund Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increases transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the implementation of the Fund’s investment strategy, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk.    Shares trade on the Exchange at market prices rather than their NAV. The market price of Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above (a premium) or below (a discount) the Fund’s NAV. Differences in market prices of Shares and the NAV per Share may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate, and in some cases deviate significantly, from the Fund’s NAV and the bid/ask spread on Shares may widen.

Trading Issues Risk.    Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on the Exchange.

Security Issuer Risk [Member]
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Security Issuer Risk.    Issuer specific attributes may cause a security held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Tax Risk [Member]
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Tax Risk.    The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code, and accordingly the Fund must satisfy certain income, asset diversification and distribution requirements each year. Among other requirements, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income and the Fund’s assets must be diversified so that at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, subject to certain other limitations. The Fund will also need to manage its exposure to derivatives counterparties for purposes of satisfying the diversification test. If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance. Additionally, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain option contracts held by the Fund are likely to be “Section 1256 contracts” under Section 1256 of the Code, allowing the Fund to recognize a combination of long- and short-term gain from such contracts but requiring the Fund to recognize gain or loss as if the Section 1256 contracts were sold. Certain option contracts on an ETF may not qualify as Section 1256 contracts, and disposition of such options will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the options contracts as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the options contracts as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the options contract is not appropriately the referenced asset, the Fund could lose its own status as a RIC. In the event that a shareholder purchases Shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value its options contracts becomes more difficult and the judgment of the Fund’s investment adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. In the event an investment may need to be fair valued, the valuation involves subjectivity and there is a risk that the Fund may not be able to sell an investment at the price assigned to it in accordance with the Trust’s procedures in accordance with Rule 2a-5 of the 1940 Act (“Rule 2a-5”).